Revenues and other income - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues and other income
Reimbursement of past and expected costs incurred for environmental sustainability	€ 1,048
Recovery of cost share of right-of-use assets pertaining to partners of unincorporated joint operations	€ 194	€ 121	€ 204